Barclays PLC (the Parent company) (Narrative) (Details) € in Millions, ¥ in Millions, $ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€) Issuance Redemptions	Dec. 31, 2019 GBP (£) Issuance Redemptions	Dec. 31, 2019 USD ($) Issuance Redemptions	Dec. 31, 2018 GBP (£) Issuance Redemptions		Dec. 31, 2017 GBP (£)		Dec. 31, 2019 AUD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)		Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 EUR (€)	Sep. 30, 2019 GBP (£)	Sep. 30, 2019 USD ($)	Dec. 31, 2016 GBP (£)
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries			£ 76,000,000		£ 91,000,000		£ 48,000,000
Other income			99,000,000		114,000,000	[1]	56,000,000	[1]
Impairment charges			(2,028,000,000)		(1,660,000,000)		(2,667,000,000)	[2]
Financial liabilities designated at fair value					216,834,000,000						£ 204,326,000,000
Financial assets at fair value through the income statement					149,648,000,000						133,086,000,000
Derivative financial instruments					222,538,000,000						229,236,000,000
Subordinated liabilities					20,559,000,000		23,826,000,000				18,156,000,000
Issuance of subordinated debt			£ 1,352,000,000		221,000,000		3,041,000,000
Debt securities in issue					82,286,000,000						76,369,000,000
Equity					63,779,000,000		66,016,000,000				65,660,000,000							£ 71,365,000,000
Cumulative own credit net loss recognised					121,000,000						373,000,000
Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity					4,311,000,000	[3]	22,045,000,000	[3]			4,594,000,000	[3]						21,842,000,000
Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity					£ 9,632,000,000	[3]	8,941,000,000	[3]			10,871,000,000	[3]						6,449,000,000
AT1 Securities [member]
Disclosure of transactions between related parties [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets		All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays Group fall below 7%.	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays Group fall below 7%.	All AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Barclays Group fall below 7%.
AT1 Securities [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Disclosure of transactions between related parties [line items]
Number of convertible instruments issued | Issuance		3	3	3	1
Number of convertible instruments redeemed | Redemptions		3	3	3	1
Issuances of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Disclosure of transactions between related parties [line items]
Notional amount					£ 1,900,000,000						3,500,000,000
Redemptions of AT1 equity instruments [member] | Fixed Rate Resetting Perpetual Subordinated Contingent Convertible Securities [member]
Disclosure of transactions between related parties [line items]
Notional amount											2,300,000,000
Retained earnings [member]
Disclosure of transactions between related parties [line items]
Equity					43,460,000,000		27,536,000,000				44,204,000,000							30,531,000,000
Derivatives [member]
Disclosure of transactions between related parties [line items]
Notional amount					44,373,955,000,000						42,292,485,000,000
Other financial assets [member]
Disclosure of transactions between related parties [line items]
Impairment charges	[4]		£ (8,000,000)
Barclays PLC [member]
Disclosure of transactions between related parties [line items]
Dividend received from subsidiaries			1,560,000,000		15,360,000,000	[5]	674,000,000	[5]
Other income			1,760,000,000		923,000,000	[5]	690,000,000	[5]
Investments in subsidiaries					57,374,000,000						£ 59,546,000,000
Increase (decrease) through change in equity of subsidiaries, equity			£ 2,172,000,000
Explanation of period over which management has projected cash flows		five-year period	five-year period	five-year period
Terminal growth rate									1.50%	1.50%	1.50%		1.50%	1.50%
Discount rate applied to cash flow projections									13.70%	13.70%	13.70%		13.70%	13.70%
Impairment charges			£ 0
Financial liabilities designated at fair value					0						£ 3,498,000,000
Financial assets at fair value through the income statement					6,945,000,000						10,348,000,000
Derivative financial instruments					168,000,000						58,000,000
Subordinated liabilities					6,775,000,000						7,656,000,000
Issuance of subordinated debt			1,194,000,000		0		3,019,000,000
Debt securities in issue					32,373,000,000						30,564,000,000
Equity					54,180,000,000						56,467,000,000							36,322,000,000
Cumulative own credit net loss recognised					0						81,000,000
Difference between the financial liabilities' carrying amount and the contractual amount on matur					0						174,000,000
Barclays PLC [member] | Called up share capital and share premium [member]
Disclosure of transactions between related parties [line items]
Equity					4,311,000,000		22,045,000,000				4,594,000,000							21,842,000,000
Barclays PLC [member] | Other equity instruments [member]
Disclosure of transactions between related parties [line items]
Equity					9,633,000,000		8,943,000,000				10,865,000,000							6,453,000,000
Barclays PLC [member] | AT1 Securities [member]
Disclosure of transactions between related parties [line items]
Investments in subsidiaries					9,666,000,000						10,843,000,000
Barclays PLC [member] | Issuances of AT1 equity instruments [member]
Disclosure of transactions between related parties [line items]
Other income			813,000,000		752,000,000		£ 639,000,000
Barclays PLC [member] | Issuances of AT1 equity instruments [member] | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity | $				$ 2,000
Notional amount | $														$ 2,000
Barclays PLC [member] | Issuances of AT1 equity instruments [member] | 7.125% Perpetual Subordinated Contingent Convertible Securities
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity			1,000,000,000
Notional amount											1,000,000,000
Barclays PLC [member] | Issuances of AT1 equity instruments [member] | 6.375% Perpetual Subordinated Contingent Convertible Securities
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity			1,000,000,000
Notional amount											1,000,000,000
Barclays PLC [member] | Redemptions of AT1 equity instruments [member] | 7.0% Perpetual Subordinated Contingent Convertible Securities
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity | $				$ (1,211)
Notional amount | $																	$ 1,211
Barclays PLC [member] | Redemptions of AT1 equity instruments [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity | €		€ (1,077)
Notional amount | €															€ 1,077
Barclays PLC [member] | Redemptions of AT1 equity instruments [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity			£ (698,000,000)
Notional amount																£ 698,000,000
Barclays PLC [member] | Retained earnings [member]
Disclosure of transactions between related parties [line items]
Equity					£ 39,842,000,000						40,614,000,000							£ 7,607,000,000
Barclays PLC [member] | Derivatives [member]
Disclosure of transactions between related parties [line items]
Description of arrangement for contingent consideration arrangements and indemnification assets		The derivative financial instrument of £58m (2018: £168m) held by the Parent company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated fully loaded CET1 ratio falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.	The derivative financial instrument of £58m (2018: £168m) held by the Parent company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated fully loaded CET1 ratio falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.	The derivative financial instrument of £58m (2018: £168m) held by the Parent company represents Barclays PLC’s right to receive a Capital Note for no additional consideration, in the event the Barclays PLC consolidated fully loaded CET1 ratio falls below 7% at which point the notes are automatically assigned by the holders to Barclays PLC.
Barclays PLC [member] | Other financial assets [member]
Disclosure of transactions between related parties [line items]
Other income			£ 947,000,000
Barclays PLC [member] | Barclays Bank PLC [member]
Disclosure of transactions between related parties [line items]
Increase (decrease) through change in equity of subsidiaries, equity			£ 995,000,000
Barclays PLC [member] | Fixed interest rate [member] | AT1 Securities [member] | 8% Perpetual Subordinated Contingent Convertible Securities (USD 2,000m)
Disclosure of transactions between related parties [line items]
Notional amount | $														2,000
Barclays PLC [member] | Fixed interest rate [member] | AT1 Securities [member] | 6.625% Perpetual Subordinated Contingent Convertible Securities (USD 1,211m)
Disclosure of transactions between related parties [line items]
Notional amount | $														1,211
Barclays PLC [member] | Fixed interest rate [member] | AT1 Securities [member] | 6.5% Perpetual Subordinated Contingent Convertible Securities (EUR 1,077m)
Disclosure of transactions between related parties [line items]
Notional amount | €										€ 1,077
Barclays PLC [member] | 5.088% Fixed to Floating Rate Subordinated Callable Notes (USD 1,500m) | Fixed-to-Floating Interest Rate [member]
Disclosure of transactions between related parties [line items]
Issuance of subordinated debt | $				$ 1,500
Notional amount | $														1,500
Barclays PLC [member] | Senior Notes [member]
Disclosure of transactions between related parties [line items]
Financial liabilities designated at fair value | $									$ 940
Barclays PLC [member] | Senior Notes [member] | Fixed interest rate [member]
Disclosure of transactions between related parties [line items]
Financial liabilities designated at fair value											£ 600,000,000
Debt securities in issue | €										€ 750
Barclays PLC [member] | Senior Notes [member] | Fixed-to-Floating Interest Rate [member]
Disclosure of transactions between related parties [line items]
Financial liabilities designated at fair value | $														$ 2,750
Barclays PLC [member] | Bonds [member] | Fixed-to-Floating Interest Rate [member]
Disclosure of transactions between related parties [line items]
Financial liabilities designated at fair value | ¥													¥ 20,000

[1]

From 2 019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 211 m and 2017 by £ 174 m. This change does not impact EPS . Further detail can be found in Note 1

[2]	The comparatives for 2017 are presented on an IAS 39 basis
[3]	For further details refer to Note 28
[4]

Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £149.3bn (December 2018: £129.9bn) and impairment allowance of £24m (December 2018: £12m). This comprises £12m ECL (December 2018: £10m) on £148.5bn Stage 1 assets (December 2018: £129.3bn), £2m (December 2018: £2m) on £0.8bn Stage 2 fair value through other comprehensive income assets, cash collateral and settlement assets (December 2018: £0.6bn) and £10m (December 2018: £nil) on £10m Stage 3 other assets (December 2018: £nil )

[5]

From 2019, due to an IAS 12 update, the tax relief on payments in relation to AT1 instruments has been recognised in the tax charge of the income statement, whereas it was previously recorded in retained earnings. Comparatives have been restated, reducing the tax charge for 2018 by £ 143 m and 2017 by £ 123 m. Further detail can be found i n Note 1